ACQUISITIONS - Additional Information (Details) - USD ($)							4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 11, 2021	Dec. 14, 2020	Nov. 11, 2020	Nov. 02, 2020	Dec. 30, 2019	Oct. 21, 2019	Jan. 03, 2021	Aug. 28, 2020	Dec. 26, 2021	Jan. 03, 2021	Dec. 29, 2019	Apr. 04, 2021	Aug. 29, 2020	Mar. 29, 2020	Nov. 19, 2019	Dec. 30, 2018
Business Acquisition [Line Items]
Transaction costs								$ 25,000,000.0		$ 13,400,000
Goodwill							$ 862,183,000	$ 207,456,000		862,183,000	$ 202,407,000	$ 880,063,000	$ 644,956,000			$ 130,907,000
On The Border
Business Acquisition [Line Items]
Purchase price		$ 79,000,000.0
Trademarks
Business Acquisition [Line Items]
Purchase price	$ 2,900,000
Customer Relationships
Business Acquisition [Line Items]
Purchase price	$ 800,000
Kitchen Cooked
Business Acquisition [Line Items]
Total cash consideration					$ 6,900,000
Deferred payment obligations					2,000,000.0									$ 2,000,000.0
Deferred payment obligations payable					1,000,000.0					1,000,000.0
Goodwill					4,100,000										$ 4,100,000
Goodwill, amount deductible for income tax purposes					$ 0
Kitchen Cooked | Trademarks
Business Acquisition [Line Items]
Finite-lived intangible assets															1,600,000
Acquired customer relationships and trademarks, amortization period			15 years
Kitchen Cooked | Customer Relationships
Business Acquisition [Line Items]
Finite-lived intangible assets															2,100,000
Acquired customer relationships and trademarks, amortization period			15 years
Kitchen Cooked | Other Assets
Business Acquisition [Line Items]
Finite-lived intangible assets															2,300,000
Kitchen Cooked | Liabilities Assumed
Business Acquisition [Line Items]
Finite-lived intangible assets															$ 1,200,000
Kitchen Cooked | Forecast
Business Acquisition [Line Items]
Deferred payment obligations payable									$ 1,000,000.0
H.K. Anderson
Business Acquisition [Line Items]
Goodwill				$ 3,500,000
Payment to acquire assets				8,000,000.0
H.K. Anderson | Trademarks
Business Acquisition [Line Items]
Finite-lived intangible assets				$ 1,800,000
Acquired customer relationships and trademarks, amortization period				15 years
H.K. Anderson | Customer Relationships
Business Acquisition [Line Items]
Finite-lived intangible assets				$ 2,700,000
Acquired customer relationships and trademarks, amortization period				15 years
UBH
Business Acquisition [Line Items]
Revenue contributed by acquiree							325,600,000
Net income (loss) contributed by acquiree							(13,800,000)
Truco Holdco Inc.
Business Acquisition [Line Items]
Transaction costs			$ 5,600,000
Revenue contributed by acquiree			9,700,000
Net income (loss) contributed by acquiree			800,000
Total cash consideration			404,000,000.0			$ 141,400,000
Deferred payment obligations						1,600,000
Goodwill			213,687,000
Payments made with cash on hand			$ 3,000,000.0
Settlement of certain professional fees						$ 1,800,000
Truco Holdco Inc. | Trademarks | Minimum
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period			15 years
Truco Holdco Inc. | Trademarks | Maximum
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period			20 years
Truco Holdco Inc. | Customer Relationships
Business Acquisition [Line Items]
Finite-lived intangible assets			$ 225,000,000.0
Acquired customer relationships and trademarks, amortization period			15 years
Kennedy
Business Acquisition [Line Items]
Revenue contributed by acquiree											20,600,000
Net income (loss) contributed by acquiree											$ 100,000
Goodwill							71,500,000			$ 71,500,000
Kennedy | Favorable And Unfavorable Lease Intangibles
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period										3 years
Indefinite-lived intangible assets							85,000			$ 85,000
Kennedy | Customer Relationships
Business Acquisition [Line Items]
Finite-lived intangible assets							$ 13,200,000			$ 13,200,000